Redeemable Convertible Preferred Stock ("preferred stock") (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Apr. 30, 2012 Series A-1	Jun. 30, 2012 Series A-1	Dec. 31, 2011 Series A-1	Dec. 31, 2010 Series A-1	Dec. 31, 2009 Series A-1	Apr. 03, 2012 Series A-1	Apr. 30, 2012 Series A-2	Jun. 30, 2012 Series A-2	Dec. 31, 2011 Series A-2	Dec. 31, 2010 Series A-2	Dec. 31, 2009 Series A-2	Apr. 03, 2012 Series A-2	Apr. 30, 2012 Series B	Jun. 30, 2012 Series B	Dec. 31, 2011 Series B	Dec. 31, 2010 Series B	Dec. 31, 2009 Series B	Apr. 03, 2012 Series B	Apr. 30, 2012 Series C	Jun. 30, 2012 Series C	Dec. 31, 2011 Series C	Dec. 31, 2010 Series C	Dec. 31, 2009 Series C	Apr. 03, 2012 Series C	Apr. 30, 2012 Series D	Jun. 30, 2012 Series D	Dec. 31, 2011 Series D	Dec. 31, 2010 Series D	Apr. 03, 2012 Series D
Preferred stock
Price per Share (in dollars per share)									$ 0.21			$ 0.21			$ 0.53			$ 0.53			$ 1.18			$ 1.18			$ 1.49			$ 1.49			$ 3.26		$ 3.26
Number of Shares		0	0					0	6,341,465	6,341,465		6,341,465		0	9,448,220	9,448,220		9,448,220		0	12,686,855	12,686,855		12,686,855		0	10,759,630	10,759,630		10,759,630		0	8,442,833	8,442,833	8,442,833
Conversion Price per Share (in dollars per share)			$ 1.18			$ 1.18			$ 0.21			$ 0.21			$ 0.53			$ 0.53			$ 1.18			$ 1.18			$ 1.49			$ 1.49			$ 3.26		$ 3.26
Redeemable convertible preferred stock:
Preferred stock								$ 1,880	$ 1,757	$ 1,640	$ 1,531			$ 7,033	$ 6,571	$ 6,138	$ 5,734			$ 19,882	$ 18,576	$ 17,354	$ 16,211			$ 18,441	$ 17,216	$ 16,070				$ 29,432	$ 27,502
Preferred stock dividends accreted for series	1,329	1,329	5,022	2,933	1,793		32	32	123	115	107		120	120	460	430	402		343	343	1,301	1,216	1,137		320	320	1,209	1,130	147		514	514	1,929	42
Accretion of issuance costs for series	6	6	31	27	13					2	2				2	3	2		1	1	5	6	6		3	3	16	16	3		2	2	8
Conversion of preferred stock to common stock	48	78,003						(1,912)						(7,153)						(20,226)						(18,764)						(29,948)
Conversion of preferred stock to common stock (in shares)	47,679,003
Preferred stock									$ 1,880	$ 1,757	$ 1,640				$ 7,033	$ 6,571	$ 6,138				$ 19,882	$ 18,576	$ 17,354				$ 18,441	$ 17,216	$ 16,070				$ 29,432	$ 27,502
Conversion of redeemable convertible preferred stock to common stock (in shares)	47,679,003
Undesignated preferred stock, shares authorized		5,000,000
Undesignated common stock, shares authorized		250,000,000